Post-Employment Obligations - Schedule of Income Statement (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Current service cost		R$ 7	R$ 11	R$ 18
Past service cost			(56)	(4)
Interest on the actuarial obligation		1,322	1,653	1,592
Expense in 2024		(1,159)	(352)	(696)
Pension Plans And Retirement Supplement Plan [Member]
IfrsStatementLineItems [Line Items]
Current service cost		1		2
Past service cost				(4)
Interest on the actuarial obligation		1,055	1,276	1,224
Expected return on the assets of the Plan		(842)	(1,004)	(941)
Expense in 2024		214	272	281
Health Plans [Member]
IfrsStatementLineItems [Line Items]
Current service cost		6	11	16
Past service cost			(55)
Interest on the actuarial obligation		262	370	361
Expense in 2024		268	326	377
Total [Member]
IfrsStatementLineItems [Line Items]
Current service cost	R$ 5	7	11	18
Past service cost			(56)	4
Interest on the actuarial obligation	1,528	1,322	1,653	1,592
Expected return on the assets of the Plan	(1,012)	(842)	(1,004)	(941)
Expense in 2024	R$ 521	487	604	665
Dental Plans [Member]
IfrsStatementLineItems [Line Items]
Current service cost
Past service cost			(1)
Interest on the actuarial obligation		5	7	7
Expense in 2024		R$ 5	R$ 6	R$ 7